Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of Cash and Cash Equivalents

	31 December	31 December
	2024	2023
Cash in hand	496	483
Banks	63,671,048	72,225,583
- Demand deposits	4,606,177	6,086,541
- Time deposits	46,690,906	66,139,042
- Receivables from reverse repo	12,373,965	-
Impairment loss provision	(9,790)	(67,410)
Other (*)	5,272,579	-
	68,934,333	72,158,656

Reconciliation of cash and cash equivalents

	31 December	31 December
	2024	2023
Cash and cash equivalents	68,934,333	72,158,656
Interest accrual of cash and cash equivalents	(280,270)	(247,298)
Asset held for sale (Note 3)	-	5,800,335
Total	68,654,063	77,711,693